Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
The Group's consolidated financial statements (the “Group Financial Statements”) have been prepared in accordance with International Financial
Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The principal accounting policies set out below have been applied consistently throughout the year and are consistent with prior year unless otherwise stated.
Unless otherwise stated, the Group Financial Statements are presented in U.S. Dollars, which is the Group’s subsidiaries’ functional currency and the currency of the primary economic environment in which the Group operates, and all values are rounded to the nearest thousand dollars except share, per share and per unit amounts and where otherwise indicated.
Transactions in foreign currencies are translated into U.S. Dollars at the rate of exchange on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the Consolidated Statement of Financial Position. Where the
Group’s subsidiaries have a different functional currency, their results and financial position are translated into the presentation currency as follows:
•Assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing rate at the date of that Consolidated Statement of Financial Position;
•Income and expenses in the Consolidated Statement of Comprehensive Income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•All resulting exchange differences are reflected within other comprehensive income in the Consolidated Statement of Comprehensive Income.
The Group Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities
(including derivative instruments) held at fair value through profit and loss or through other comprehensive income.

Segment Reporting	Segment Reporting
The Group is an independent owner and operator of producing natural gas and oil wells with properties located in the states of Tennessee, Kentucky,
Virginia, West Virginia, Ohio, Pennsylvania, Oklahoma, Texas and Louisiana. The Group’s strategy is to acquire long-life producing assets, efficiently operate those assets to generate free cash flow for shareholders and then to retire assets safely and responsibly at the end of their useful life. The
Group’s assets consist of natural gas and oil wells, pipelines and a network of gathering lines and compression facilities which are complementary to the
Group’s assets.
In accordance with IFRS the Group establishes segments on the basis on which those components of the Group are evaluated regularly by the chief executive officer, the Group’s chief operating decision maker (“CODM”), when deciding how to allocate resources and in assessing performance. When evaluating performance as well as when acquiring and managing assets the CODM does so in a consolidated and complementary fashion to vertically integrate and improve margins. Accordingly, when determining operating segments under IFRS 8, the Group has identified one reportable segment that produces and transports natural gas, NGLs and oil in the U.S.

Going Concern	Going Concern
The Group Financial Statements have been prepared on the going concern basis, assuming the continuation of normal business activities, the realization of assets, and the settlement of liabilities in the ordinary course of business. After reviewing the Group’s overall position and outlook, the Directors believe that the Group is adequately funded to continue operating as a going concern for at least the next twelve months from the date of approval of this Annual Report & Form 20-F.
The Directors diligently oversee and manage the Group’s liquidity risk. While our financial outlook is primarily evaluated through the annual business planning process, it is also closely monitored on a monthly basis. This involves regular Board discussions, led by senior leadership, to assess the Group’s current performance and future outlook. The business planning process produces key performance objectives, an assessment of the Group’s primary risks, the anticipated operational outlook, and a set of financial forecasts that consider the available funding sources (the “Base Plan”).
The Base Plan was formed on key assumptions that support the business planning process. These assumptions include:
•Projected operating cash flows are calculated based on a production profile that aligns with current operating results and observed decline rates;
•Assumes commodity prices align with the current forward curve, taking into account basis differentials;
•Operating cost levels remain consistent with historical trends;
•The financial impact of our current hedging contracts for the assessment period, covering approximately 86% and 82% of total production volumes for the years ending December 31, 2025 and 2026, respectively; and
•The scenario also accounts for the scheduled principal and interest payments on our existing debt arrangements.
The Directors and management also evaluate various scenarios around the Base Plan, focusing on more severe but plausible downside impacts of the principal risks, both individually and collectively. They also consider the additional capital requirements these downside scenarios might impose. These scenarios include:
Scenario 1: Cyclically low gas prices for a year, with Henry Hub prices at $2.00 per MMbtu before returning to strip pricing, reflecting historically observed market conditions.
Scenario 2: Considered the impact of climate change by assuming a two-week period of lost production in our East Texas/Louisiana region, which is prone to hurricanes, due to a natural disaster (assumed to occur once each year during the assessment period).
Scenario 3: Considered the impact of climate change by assuming a two-week period of lost production in our Appalachian region (assumption of lost production affecting 25% of the region), which is prone to flooding, due to a natural disaster (assumed to occur once each year during the assessment period).
Under these downside sensitivity scenarios, the Group continues to meet its working capital requirements, primarily consisting of derivative liabilities.
These liabilities, when settled, will be funded using the higher commodity revenues from which they were derived. Additionally, the Group will continue to meet the covenant requirements under its Credit Facility and other existing borrowing instruments.
The Directors and management assess the potential impact of these principal risks on the Group’s prospects within the assessment period and evaluate opportunities to actively mitigate the risk of these severe but plausible downside scenarios. In addition to modeling downside going concern scenarios, the Board has stress-tested the model to determine the extent of downturn that would result in a breach of covenants. Assuming similar levels of cash conversion as seen in 2024, a significant decline in production volume and pricing, well beyond historical experiences, would need to persist throughout the going concern period for a covenant breach to occur, which is considered very unlikely.
In addition to the scenarios mentioned, the Directors also considered the current geopolitical environment and the inflationary pressures affecting the
U.S., which the Group is closely monitoring. Despite modeling specific hypothetical scenarios, the Group believes that the impact of these events will largely continue to be reflected in commodity markets, extending the recent volatility. The Group views commodity price risk a principal risk and will continue to actively monitor and mitigate this risk through its hedging program.
Based on this assessment, the Directors have reviewed the Group’s overall position and outlook and believe that the Group is sufficiently funded to operate as a going concern for the next twelve months from the date of approval of the Group Financial Statements.

Basis of Consolidation	Basis of Consolidation
Group companies included in the Group Financial Statements for the year ended December 31, 2024 are Parent and all subsidiary undertakings, which are those entities controlled by the Parent. Control exists when the Group has the power to direct the activities of an entity so as to affect the return on investment.
The net assets and results of acquired businesses are included in the Group Financial Statements from their respective dates of acquisition, being the date on which the Group obtains control.
The results of disposed businesses are included in the consolidated financial statements up to their date of disposal, being the date control ceases.
Intra-Group transactions and balances are eliminated.
The Group Financial Statements for the year ended December 31, 2024 reflect the following corporate structure of the Group, and its wholly owned subsidiaries:
•Diversified Energy Company PLC (“DEC”) as
well as its wholly owned subsidiaries
•Diversified Gas & Oil Corporation
•Diversified Production LLC
•Diversified ABS Holdings LLC
•Diversified ABS LLC
•Diversified ABS Phase II Holdings LLC
•Diversified ABS Phase II LLC
•Diversified ABS Phase IV Holdings LLC
•Diversified ABS Phase IV LLC
•DP Bluegrass Holdings LLC
•DP Bluegrass LLC
•Chesapeake Granite Wash Trust(a)
•BlueStone Natural Resources II, LLC
•Sooner State Joint ABS Holdings LLC(b)
•Diversified ABS Phase VI Holdings LLC
•Diversified ABS Phase VI LLC
•Diversified ABS VI Upstream LLC
•Oaktree ABS VI Upstream LLC
•DP Lion Equity Holdco LLC(c)
•DP Lion Holdco LLC
•Diversified ABS VIII Holdings LLC
•Diversified ABS VIII LLC
•Diversified ABS III Upstream LLC
•Diversified ABS V Upstream LLC
•DP Yellowjacket Equity Holdco LLC
•DP Yellowjacket Holdco LLC
•DM Yellowjacket Holdco LLC
•Tanos TX Holdco LLC
•Diversified ABS IX Holdings LLC
•Diversified Mustang Holdco LLC
•DP RBL Co LLC
•DP Legacy Central LLC
•Diversified Energy Marketing, LLC
•OCM Denali Holdings, LLC
•DP Tapstone Energy Holdings, LLC
•DP Legacy Tapstone LLC
•Giant Land, LLC(d)
•Link Land, LLC(d)
•Old Faithful Land, LLC(d)
•Riverside Land, LLC(d)
•Splendid Land, LLC(d)
•Diversified Midstream LLC
•Cranberry Pipeline Corporation
•Coalfield Pipeline Company
•DM Bluebonnet LLC
•Black Bear Midstream Holdings LLC
•Black Bear Midstream LLC
•Black Bear Liquids LLC
•Black Bear Liquids Marketing LLC
•DM Pennsylvania Holdco LLC
•Diversified Energy Group LLC
•Diversified Energy Company LLC
•Next LVL Energy, LLC
•Diversified ABS IX Holdings LLC
•Diversified ABS X Holdings LLC
•Diversified ABS X LLC
(a)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(b)Owned 51.25% by Diversified Production LLC and 48.75% by OCM Denali Holdings LLC, both wholly owned subsidiaries of the Group.
(c)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of December 31, 2024. Refer to Note 5 for additional information.
(d)Owned approximately 55% by Diversified Energy Company PLC.

Business Combinations and Asset Acquisitions	Business Combinations and Asset Acquisitions
The Group performs an assessment of each acquisition to determine whether the acquisition should be accounted for as an asset acquisition or a business combination. For each transaction, the Group may elect to apply the concentration test to determine if the fair value of assets acquired is substantially concentrated in a single asset (or a group of similar assets). If this concentration test is met, the acquisition qualifies as an acquisition of a group of assets and liabilities, not of a business.
Accounting for business combinations under IFRS 3 is applied once it is determined that a business has been acquired. Under IFRS 3, a business is defined as an integrated set of activities and assets conducted and managed for the purpose of providing a return to investors. A business generally consists of inputs, processes applied to those inputs, and resulting outputs that are, or will be, used to generate revenues.
In a business combination, assets acquired and liabilities assumed are recorded at fair value and any excess in the consideration paid over the fair value of the net assets acquired is recorded as goodwill, while any excess fair value of the net assets acquired over the consideration fair value is recognized as a gain on bargain purchase.
When less than the entire interest of an entity is acquired, the choice of measurement of the non-controlling interest, either at fair value or at the proportionate share of the acquiree’s identifiable net assets, is determined on a transaction by transaction basis.

Inventory	Inventory
Natural gas inventory is stated at the lower of cost and net realizable value, cost being determined on a weighted average cost basis. Inventory also consists of material and supplies used in connection with the Group’s maintenance, storage and handling. Inventory is stated at the lower of cost or net realizable value.

Cash and Cash Equivalents	Cash and Cash Equivalents
Cash on the balance sheet comprises cash at banks. Balances held at banks, at times, exceed U.S. federally insured amounts. The Group has not experienced any losses in such accounts and the Directors believe the Group is not exposed to any significant credit risk on its cash.

Trade Receivables	Trade Receivables
Trade receivables are recorded at their historical carrying amount, net of any required provisions. These receivables are due from customers across the natural gas and oil industry. While they are spread among several customers, their collectability depends on each customer’s financial health and the overall economic conditions of the industry. Management evaluates customers’ financial conditions before extending credit and typically do not require collateral to secure the recoverability of the Group’s trade receivables. Any adjustments to the Group’s allowance for expected credit losses during the year are recognized in the Consolidated Statement of Comprehensive Income. Trade receivables also include amounts due from third-party working interest owners and hedge settlement receivables. The Group consistently assesses the collectability of these receivables.
Impairment of Financial Assets	Impairment of Financial Assets
IFRS 9 requires the application of an expected credit loss model in considering the impairment of financial assets. The expected credit loss model requires the Group to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. The credit event does not have to occur before credit losses are recognized. IFRS 9 allows for a simplified approach for measuring the allowance at an amount equal to lifetime expected credit losses for trade receivables.
The Group applies the simplified approach to the expected credit loss model to trade receivables arising from:
•Sales of natural gas, NGLs and oil;
•Sales of gathering and transportation of third-party natural gas; and
•The provision of other services.

Borrowings	Borrowings
Borrowings are initially recognized at fair value, net of any transaction costs incurred. They are then carried at amortized cost. The difference between the net proceeds and the redemption value is recognized in the Consolidated Statement of Comprehensive Income over the period of the borrowings using the effective interest method.
Interest on borrowings is accrued according to each class of borrowing.

Derivative Financial Instruments	Derivative Financial Instruments
Derivatives are utilized as part of the Group’s strategy to mitigate risks associated with the cash flow unpredictability due to commodity price volatility.
Additional details on the Group’s exposure to these risks can be found in Note 25. The Group has entered into financial instruments which are considered derivative contracts, such as swaps and collars, which result in net cash settlements each month without physical deliveries. The derivative contracts are initially recognized at fair value on the contract date and remeasured to fair value at each balance sheet date. The resulting gain or loss is recognized in the Consolidated Statement of Comprehensive Income under the gain (loss) on derivative financial instruments line item for the year incurred.

Restricted Cash	Restricted Cash
Cash held on deposit for bonding purposes is classified as restricted cash and recorded within current and non-current assets. This cash is either (1)
restricted by state governmental agencies for use if the operator abandons any wells, or (2) held as collateral by the Group’s surety bond providers.
Additionally, the Group is required to maintain certain cash reserves for interest payments related to its asset-backed securitizations, as detailed in Note
21. These reserves typically cover one to six months of interest and any associated fees. The Group classifies restricted cash as either current or non-
current, depending on the classification of the related asset or liability. This reserve cash is managed by an independent indenture trustee, who monitors the reserves monthly to ensure the correct amount is maintained. The deposit conditions restrict the Group from accessing the reserve cash on demand, meaning it no longer qualifies as cash and cash equivalents.
Natural Gas and Oil Properties	Natural Gas and Oil Properties
Natural gas and oil activities are accounted for using the principles of the successful efforts method of accounting as described below.
Development & Acquisition Costs
Costs incurred to purchase, lease, or otherwise acquire a property are capitalized when incurred. Expenditures related to the construction, installation or completion of infrastructure facilities, such as platforms, and the drilling of development wells, including delineation wells, are capitalized within natural gas and oil properties. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and the initial estimate of the asset retirement obligation.
Depletion
Proved natural gas, oil and NGL reserve volumes are used as the basis to calculate unit-of-production depletion rates. Leasehold costs are depleted on the unit-of-production basis over the total proved reserves of the relevant area while production and development wells are depleted over proved producing reserves.

Intangible Assets	Intangible Assets
Software Development
Development costs that are directly attributable to the design and testing of identifiable and unique software products developed by third parties and controlled by the Group are recognized as intangible assets where the following criteria are met:
•It is technically feasible to complete the software so that it will be available for use;
•The Directors intend to complete the software and use it;
•There is an ability to use the software;
•It can be demonstrated how the software will generate probable future economic benefits;
•Adequate technical, financial and other resources to complete the development and to use the software are available; and
•The expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include cost incurred by third parties, employee costs and an appropriate portion of relevant overheads. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.
Costs associated with maintaining software programs are recognized as an expense as incurred.
Impairment of Intangible Assets
Intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized when the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use. For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Intangible assets that have suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.
Amortization
The Group amortizes intangible assets with a limited useful life, using the straight-line method over the following periods:

Range in Years
Software	3
Other acquired intangibles(a)	3
(a)Represents intangible assets acquired in business combinations and asset acquisitions.

Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The initial recognized cost includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to operate as intended by the Directors.
Property, plant and equipment are generally depreciated on a straight-line basis over their estimated useful lives:

Range in Years
Buildings and leasehold improvements	40
Equipment	5 - 10
Motor vehicles	5
Midstream assets	10 - 15
Other property and equipment	5 - 10
Property, plant and equipment held under leases are depreciated over the shorter of the lease term or estimated useful life.

Impairment of Non-Financial Assets	Impairment of Non-Financial Assets
At each reporting date, the Group assesses whether there are indications that an asset may be impaired. If such indications exist, or if annual impairment testing is required, the Group estimates the asset’s recoverable amount. The recoverable amount is the higher of an asset’s or cash generating unit’s fair value less disposal costs and its value-in-use. This is determined for an individual asset unless the asset does not generate largely independent cash inflows from other assets or groups of assets. If the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value-in-use, the Group discounts the estimated future cash flows to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. When determining fair value less disposal costs, the Group considers recent market transactions, if available. If no such transactions are identified, an appropriate valuation model is used.

Non-Controlling Interests	Non-Controlling Interests
Non-controlling interests represent the equity in subsidiaries that is not attributable to the Group’s shareholders. The acquisition of a non-controlling interest in a subsidiary and the sale of an interest while retaining control are accounted for as transactions within equity and are reported within non-
controlling interests in the consolidated financial statements.

Leases	Leases
The Group recognizes a right-of-use asset and a lease liability at the commencement date of contracts (or separate components of a contract) that convey the right to control the use of an identified asset for a period of time in exchange for consideration, when such contracts meet the definition of a lease as determined by IFRS 16, Leases (“IFRS 16”). The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date.
The Group initially measures the lease liability at the present value of the future lease payments, discounted using the interest rate implicit in the lease.
If this rate cannot be readily determined, the Group uses its incremental borrowing rate. After the commencement date, the lease liability is reduced by payments made and increased by interest on the lease liability.
Right-of-use assets are initially measured at cost, which comprises:
•The amount of the initial measurement of the lease liability;
•Any lease payments made at or before the commencement date, less any lease incentives received;
•Any initial direct costs incurred by the lessee; and
•An estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located, or restoring the underlying asset to the condition required by the lease terms, unless those costs are incurred to produce inventories.
Subsequent to the measurement date, the right-of-use asset is depreciated on a straight line basis over the period that reflects the life of the underlying asset and is also adjusted for the remeasurement of any lease liability.

Asset Retirement Obligations	Asset Retirement Obligations
When a liability exists for the retirement of a well, removal of production equipment, and site restoration at the end of a well’s productive life, the Group recognizes an asset retirement liability. The amount recognized is the present value of estimated future net expenditures, determined in accordance with our anticipated retirement plans and local conditions and requirements. The unwinding of the discount on the decommissioning liability is included as accretion of the decommissioning provision. The cost of the relevant property, plant and equipment asset is increased by an amount equivalent to the liability and depreciated on a unit of production basis. The Group recognizes changes in estimates prospectively, with corresponding adjustments to the liability and the associated non-current asset.

Taxation	Taxation
Deferred Taxation
Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their carrying amounts in the
Group Financial Statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realized or the deferred liability is settled.
Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilized. The Group offsets deferred tax assets and liabilities when it has a legally enforceable right to set off current tax assets against current tax liabilities, provided that the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.
Current Taxation
Current income tax assets and liabilities for the years ended December 31, 2024 and 2023 were measured at the amounts to be recovered from, or paid to, the taxation authorities. The tax rates (and laws) used to compute these amounts are those enacted or substantively enacted at the reporting date in the jurisdictions where the Group operates and generates taxable income.
Uncertain Tax Positions
Management periodically evaluates positions taken in tax returns where applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances based on either the most likely amount or the expected value, depending on which method better predicts the resolution of the uncertainty.

Revenue Recognition	Revenue Recognition
Natural Gas, NGLs & Oil Revenue (“Commodity Revenue”)
Commodity revenue is derived from sales of natural gas, NGLs and oil products and is recognized when the customer obtains control of the commodity.
This transfer generally occurs when the product is physically transferred into a vessel, pipe, sales meter, or other delivery mechanism. This also represents the point at which the Group fulfills its single performance obligation to its customer under contracts for the sale of natural gas, NGLs and oil as per IFRS 15, Revenue from Contracts with Customers (“IFRS 15”).
Commodity revenue in which the Group has an interest with other producers is recognized proportionately based on the Group’s working interest and the terms of the relevant production sharing contracts. Royalty payments or counterparty distributions, representing the portion of revenue due to minority working interests, are recorded as a liability, described in Note 23.
Commodity revenue is recorded based on the volumes accepted each day by customers at the delivery point and is measured using the respective market price index for the applicable commodity, adjusted by the applicable basis differential based on the quality of the product.
Third-Party Gathering Revenue
Revenue from gathering and transporting third-party natural gas is recognized when the customer transfers its natural gas to the entry point in the
Group’s midstream network and becomes entitled to withdraw an equivalent volume of natural gas from the exit point in the Group’s midstream network. This transfer generally occurs when product is physically transferred into the Group’s vessel, pipe, or sales meter. The customer’s entitlement to withdraw an equivalent volume of natural gas is broadly coterminous with the transfer of natural gas into the Group’s midstream network. Customers are invoiced, and revenue is recognized each month based on the volume of natural gas transported at a contractually agreed-upon price per unit.
Third-Party Plugging Revenue
Revenue from third-party asset retirement services is recognized as earned in the month the work is performed, in accordance with the Group’s contractual obligations. These contractual obligations are considered the Group’s performance obligations for purposes of IFRS 15.
Other Revenue
Revenue from the operation of third-party wells is recognized as earned in the month the work is performed, in accordance with the Group’s contractual obligations. These contractual obligations are considered the Group’s performance obligations for purposes of IFRS 15.
Revenue from the sale of water disposal services to third parties into the Group’s disposal wells is recognized as earned in the month the water is physically disposed of at a contractually agreed-upon price per unit. The disposal of the water is considered the Group’s performance obligation under these contracts.
Revenue is stated after deducting sales taxes, excise duties, and similar levies.

Share-Based Payments	Share-Based Payments
The Group accounts for share-based payments under IFRS 2, Share-Based Payment (“IFRS 2”). All of the Group’s share-based awards are equity settled, with their fair value determined at the grant date. As of December 31, 2024, 2023 and 2022, the Group had three types of share-based payment awards: RSUs, PSUs and Options. The fair value of the Group’s RSUs is measured using the stock price at the grant date. The fair value of the
Group’s PSUs is measured using a Monte Carlo simulation model. The inputs to the Monte Carlo simulation model included:
•The share price at the date of grant;
•Expected volatility;
•Expected dividends;
•Risk free rate of interest; and
•Patterns of exercise by the plan participants.
The fair value of the Group’s Options was calculated using the Black-Scholes model as of the grant date. The inputs to the Black-Scholes model included:
•The share price at the grant date;
•Exercise price;
•Expected volatility; and
•Risk-free rate of interest.
The grant date fair value of share-based awards, adjusted for market-based performance conditions, is expensed uniformly over the vesting period.

New or Amended Accounting Standards - Adopted and Not Yet Adopted	New or Amended Accounting Standards - Not Yet Adopted
At the date of authorization of the Group Financial Statements, the following standards and interpretations, which have not been applied in the Group
Financial Statements, were in issue but not yet effective. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date. The Group is still assessing the effect of these standards, though they are not expected to have a material impact.

Standard	Amendment	Effective Date
IAS 21	The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability	Annual periods beginning on or after January 1, 2025
IFRS 9	Financial Instruments - Lessee Derecognition of Lease Liabilities	Annual periods beginning on or after January 1, 2026
IFRS 7 & IFRS 9	Financial Instruments and Disclosures - Amendments to the Classification and Measurement of Financial Instruments	Annual periods beginning on or after January 1, 2026
IAS 7	Statement of Cash Flows - Cost Method	Annual periods beginning on or after January 1, 2026
IFRS 18	Presentation and Disclosures in Financial Statements - Primary Financial Statements	Annual periods beginning on or after January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures - Disclosure Initiative - Subsidiaries without Public Accountability: Disclosures	Annual periods beginning on or after January 1, 2027